ENHANCED VOTING PREFERENCE SHARES (Details Narrative)	Apr. 22, 2025	Apr. 17, 2025	Oct. 18, 2024	Sep. 20, 2024 $ / shares shares	Aug. 27, 2024	Aug. 16, 2024	Mar. 27, 2024	Mar. 15, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Enhanced voting preference shares issued, shares				75,000
Preference shares votes per share | $ / shares				$ 50
Reverse stock split	one (1) for five hundreds (500) reverse stock split	one (1) for five hundred (500) reverse stock split	1-for-17		1:17	one (1) for seventeen (17) reverse stock split	1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split
Preference shares [member]
IfrsStatementLineItems [Line Items]
Enhanced voting preference per share									$ 26,250	$ 35,979	$ 24,747	$ 35,608
Post reverse split [member]
IfrsStatementLineItems [Line Items]
Enhanced voting preference shares issued, shares				4,412